Income Taxes - Summary of Principal Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Accrued expenses	¥ 13,757	¥ 12,142	¥ 9,231
Advertising expenses carrying forwards	24,485	24,202
Depreciation of property and equipment	775	388	853
Impairment for property and equipment, right-of-use assets and rental deposits	11,140
Net operating loss carrying forwards	1,017,664	724,597	503,212
Total deferred tax assets	1,067,821	761,329	513,296
Less: valuation allowance	¥ (1,067,821)	¥ (761,329)	¥ (513,296)	¥ (304,242)